INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income (Loss) before Income Tax

Income (loss) before income tax consisted of:

	Year Ended December 31,
	2017	2016	2015
Macau operations	$562,140	$334,409	$277,764
Hong Kong operations	(26,111)	(10,511)	(54,778)
Philippines operations	36,035	(18,226)	(189,269)
Other jurisdictions’ operations	(256,781)	(230,576)	(93,494)

Income (loss) before income tax	$315,283	$75,096	$(59,777)

Summary of Income Tax (Credit) Expense

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2017	2016	2015
Income tax expense - current:
Macau Complementary Tax	$13	$2,832	$408
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,795	2,795
Hong Kong Profits Tax	2,516	1,889	800
Income tax in other jurisdictions	54	36	283

Sub-total	4,942	7,552	4,286

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(2,575)	(224)	(423)
Hong Kong Profits Tax	30	39	(14)
Income tax in other jurisdictions	(77)	(4)	(5)

Sub-total	(2,622)	(189)	(442)

Income tax (credit) expense - deferred:
Macau Complementary Tax	(3,020)	(1,074)	(3,351)
Hong Kong Profits Tax	245	(69)	32
Income tax in other jurisdictions	445	1,958	506

Sub-total	(2,330)	815	(2,813)

Total income tax (credit) expense	$(10)	$8,178	$1,031

Schedule of Reconciliation of Income Tax (Credit) Expense from Income (Loss) Before Income Tax

A reconciliation of the income tax (credit) expense from income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2017	2016	2015
Income (loss) before income tax	$315,283	$75,096	$(59,777)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	37,834	9,012	(7,173)
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	197	(5,823)	(37,422)
Over provision in prior years	(2,622)	(189)	(442)
Effect of income for which no income tax expense is payable	(12,526)	(1,960)	(1,850)
Effect of expenses for which no income tax benefit is receivable	44,142	30,475	18,824
Effect of profits generated by gaming operations exempted	(128,145)	(93,611)	(64,437)
Losses that cannot be carried forward	—	—	979
Change in valuation allowance	58,751	67,479	89,757

Income tax (credit) expense	$(10)	$8,178	$1,031

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016
Deferred tax assets
Net operating losses carried forward	$155,380	$167,949
Depreciation and amortization	32,827	24,248
Deferred deductible expenses	1,052	2,454
Deferred rents	32,470	26,326
Others	9,051	9,949

Sub-total	230,780	230,926

Valuation allowances	(226,617)	(226,113)

Total deferred tax assets	4,163	4,813

Deferred tax liabilities
Land use rights	(49,258)	(50,645)
Intangible assets	(505)	(505)
Unrealized capital allowances	(1,834)	(3,374)
Others	(6,549)	(6,588)

Total deferred tax liabilities	(58,146)	(61,112)

Deferred tax liabilities, net	$(53,983)	$(56,299)